UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/07



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     212.888.5959

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   05/17/07

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   48

                                        -------


Form 13F Information Table Value Total:  $122,031
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    22801   298331 SH       SOLE                   298331
ABBOTT LABS COM                COM              002824100      346     6200 SH       SOLE                     6200
ADOBE SYSTEMS                  COM              00724F101     2149    51528 SH       SOLE                    51528
AMERICAN EXPRESS CO COM        COM              025816109     2344    41554 SH       SOLE                    41554
AMERICAN INTL GROUP COM        COM              026874107     1886    28050 SH       SOLE                    28050
AMERIPRISE FINANCIAL INC.      COM              03076C106     2782    48686 SH       SOLE                    48686
APPLE COMPUTER                 COM              037833100     4895    52685 SH       SOLE                    52685
AT&T INC                       COM              00206r102     2367    60040 SH       SOLE                    60040
ATS MED INC COM                COM              002083103      103    50000 SH       SOLE                    50000
BERKSHIRE HATHAWAY INC CL B    COM              084670207      200       55 SH       SOLE                       55
BURLINGTON NRTHN SANTA COM     COM              12189T104     2057    25575 SH       SOLE                    25575
CASCADE BANCORP                COM              147154108      259    10001 SH       SOLE                    10001
CBL & ASSOC PPTYS INC          COM              124830100      413     9200 SH       SOLE                     9200
CHEVRON CORPORATION COM        COM                             473     6398 SH       SOLE                     6398
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     2721     5110 SH       SOLE                     5110
CISCO SYS INC COM              COM              17275R102     6173   241796 SH       SOLE                   241796
CITIGROUP INC COM              COM              172967101     2300    44791 SH       SOLE                    44791
COGENT COMMUNICATIONS GROUP    COM              19239V302     1933    81800 SH       SOLE                    81800
CVS/CAREMARK CORP.             COM              126650100     2126    62280 SH       SOLE                    62280
DEERE & CO COM                 COM              244199105     2224    20475 SH       SOLE                    20475
EMERSON ELEC CO COM            COM              291011104     2065    47930 SH       SOLE                    47930
EXXON MOBIL CORP.              COM              30231G102     1959    25960 SH       SOLE                    25960
GARMIN LTD                     COM              g37260109     1865    34450 SH       SOLE                    34450
GENENTECH INC                  COM              368710406     2753    33520 SH       SOLE                    33520
GENERAL ELEC CO COM            COM              369604103     3208    90733 SH       SOLE                    90733
GOLDMAN SACHS GROUP INC        COM              38141G104     4479    21676 SH       SOLE                    21676
GOOGLE                         COM              38259P508     2263     4940 SH       SOLE                     4940
HEWLETT PACKARD CO.            COM              428236103     1850    46100 SH       SOLE                    46100
JOHNSON & JOHNSON COM          COM              478160104     2125    35258 SH       SOLE                    35258
KEYCORP NEW COM                COM              493267108      450    12000 SH       SOLE                    12000
MCDONALDS CORP COM             COM              580135101     2280    50600 SH       SOLE                    50600
MICROSOFT CORP COM             COM              594918104     4963   178085 SH       SOLE                   178085
MONSANTO CO                    COM              61166w101     2467    44893 SH       SOLE                    44893
NORTHSTAR REALTY FIN CORP      COM              66704r100      266    17500 SH       SOLE                    17500
NYSE EURONEXT                  COM              629491101     2890    30825 SH       SOLE                    30825
PNC BANK CORP.                 COM              693475105      720    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     3649    57777 SH       SOLE                    57777
QUALCOMM INC COM               COM              747525103     2529    59284 SH       SOLE                    59284
RESEARCH IN MOTION LTD         COM              760975102     2314    16955 SH       SOLE                    16955
SCHLUMBERGER LTD COM           COM              806857108     2610    37775 SH       SOLE                    37775
SEAGATE TECHNOLOGIES           COM              G7945J104     2159    92650 SH       SOLE                    92650
ST JUDE MED INC COM            COM              790849103     1820    48400 SH       SOLE                    48400
STARBUCKS CORP                 COM              855244109     1548    49363 SH       SOLE                    49363
TARGET CORP.                   COM              87612E106     1902    32100 SH       SOLE                    32100
TEXAS INSTRUMENTS              COM              882508104     1923    63885 SH       SOLE                    63885
TOYOTA MOTOR CREDIT CORP.      COM              892331307     2076    16200 SH       SOLE                    16200
UMPQUA HOLDINGS CORP           COM              904214103      268    10005 SH       SOLE                    10005
WEBEX                          COM              94767L109     2077    36520 SH       SOLE                    36520